09/20/2005 09:57 FAX 2123062066 AMEX 002

CERTAMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05061753

RECD S.E.C.
SEP 20 2005
1086

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

1-16589-01

September 20, 2005

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
SEP 20 2005
THOMSON FINANCIAL

Dear Ms. Stroud:

This is to certify that the American Stock Exchange,(the "Exchange") received from Morgan Stanley (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

***8% SPARQS***
***Mandatorily Exchangeable for Shares of Common Stock***
***Of National Oilwell Varco Inc.***

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas